Employee Benefit Plans (Restricted Shares Activity And Related Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Restricted Awards, beginning balance	108,209	96,060	88,109
Restricted Awards, Granted	23,336	14,050	13,750
Restricted Awards, Forfeited/Vested	(14,834)	(1,901)	(5,799)
Restricted Awards, ending balance	116,711	108,209	96,060
Average Market Price at Grant, Granted	$ 34.94	$ 35.08	$ 31.47